REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue by type
Revenue	$ 11,397	$ 11,013
Gold
Revenue by type
Revenue	10,350	9,920
Spot market sales
Revenue by type
Revenue	9,973	9,597
Concentrate sales
Revenue by type
Revenue	367	326
Gold provisional pricing adjustments
Revenue by type
Revenue	10	(3)
Copper
Revenue by type
Revenue	795	868
Copper concentrate sales
Revenue by type
Revenue	786	906
Copper provisional pricing adjustments
Revenue by type
Revenue	9	(38)
Other sales
Revenue by type
Revenue	$ 252	$ 225